Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 8,650,000	Taxes	BRAZIL		Federal Government of Brazil, Federal Revenue Secretary	Xuxa mine (Phase I)
#: 2
	910,000	Taxes	BRAZIL	snj:BR-MG	State Government of Minas Gerais, State Treasury of Minas Gerais	Xuxa mine (Phase I)
#: 3
	250,000	Taxes	BRAZIL	snj:BR-MG	Municipality of Itinga	Xuxa mine (Phase I)
#: 4
	590,000	Taxes	BRAZIL	snj:BR-MG	Municipality of Aracuai	Xuxa mine (Phase I)
#: 5
	$ 2,580,000	Taxes	BRAZIL		Federal Government of Brazil, Mining National Agency	Xuxa mine (Phase I)